Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - ORIP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

		(c) Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value
(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party		(e) Current Value
*	Oceaneering International, Inc. Common Stock	3,947,022 shares and cash	$94,857,696
**	Galliard Stable Return Fund Q	Common/Collective Fund	33,864,608
**	T. Rowe Price Blue Chip Growth Trust	Common/Collective Fund	80,738,333
**	T. Rowe Price U.S. Mid-Cap Value Equity Trust (Class D)	Common/Collective Fund	22,261,386
**	T. Rowe Price New Horizons Trust (Class A)	Common/Collective Fund	19,827,958
	Vanguard Treasury Money Market Fund	Money Market	19,383,860
	Carillon Eagle Mid Cap Growth Fund Class I	Mutual Fund	17,883,019
	American Funds Europacific Growth Fund	Mutual Fund	16,228,679
	American Funds American Balanced Fund R6	Mutual Fund	20,647,015
	DFA Global Real Estate Securities Port	Mutual Fund	1,538,798
	Victory Sycamore Small Company Opportunity Fund Class Y	Mutual Fund	6,051,596
	Hotchkis & Wiley High Yield I	Mutual Fund	2,099,949
	MFS Value Fund R4	Mutual Fund	13,990,209
*	Fidelity Mid Cap Index Fund	Mutual Fund	17,827,551
*	Fidelity Small Cap Index Fund	Mutual Fund	12,416,539
*	Fidelity 500 Index Fund	Mutual Fund	117,764,034
*	Fidelity U.S. Bond Index Fund	Mutual Fund	7,606,970
*	Fidelity Total International Index Fund	Mutual Fund	7,037,832
	Vanguard Total International Bond Index Fund Admiral Shares	Mutual Fund	709,574
	Vanguard Inflation-Protected Securities Fund Admiral Shares	Mutual Fund	1,581,321
	Frost Total Return Bond Fund Institutional Shares	Mutual Fund	13,709,263
	American Funds 2010 Target Date Retirement Fund Class R6	Mutual Fund	2,960,798
	American Funds 2015 Target Date Retirement Fund Class R6	Mutual Fund	3,055,741
	American Funds 2020 Target Date Retirement Fund Class R6	Mutual Fund	13,012,432
	American Funds 2025 Target Date Retirement Fund Class R6	Mutual Fund	12,338,877
	American Funds 2030 Target Date Retirement Fund Class R6	Mutual Fund	64,081,306
	American Funds 2035 Target Date Retirement Fund Class R6	Mutual Fund	37,590,705
	American Funds 2040 Target Date Retirement Fund Class R6	Mutual Fund	77,969,741
	American Funds 2045 Target Date Retirement Fund Class R6	Mutual Fund	37,438,484
	American Funds 2050 Target Date Retirement Fund Class R6	Mutual Fund	77,758,156
	American Funds 2055 Target Date Retirement Fund Class R6	Mutual Fund	23,083,104
	American Funds 2060 Target Date Retirement Fund Class R6	Mutual Fund	17,863,314
	American Funds 2065 Target Date Retirement Fund Class R6	Mutual Fund	8,353,421
	Total investments		903,532,269

*	Participant loans	Interest rates ranging from 2.9% to 9.5% with varying maturity dates	13,759,290

	Total investments and participant loans		$917,291,559

*	Party-In-Interest
**	Valued at net asset value

Note: Column (d) is not required for participant-directed investments.

EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 903,532,269	$ 814,751,129
EBP, Note Receivable from Participant	13,759,290	13,383,725
EBP, Investment, Excluding Plan Interest in Master Trust, Fair and Contract Value	$ 917,291,559
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	2.90%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Money Market Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 19,383,860	13,671,704
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	632,598,428	524,249,567
EBP, Employer, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	94,857,696	116,718,835
Investment, Identifier [Axis]: American Funds 2010 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,960,798
Investment, Identifier [Axis]: American Funds 2015 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,055,741
Investment, Identifier [Axis]: American Funds 2020 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	13,012,432
Investment, Identifier [Axis]: American Funds 2025 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	12,338,877
Investment, Identifier [Axis]: American Funds 2030 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	64,081,306
Investment, Identifier [Axis]: American Funds 2035 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	37,590,705
Investment, Identifier [Axis]: American Funds 2040 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	77,969,741
Investment, Identifier [Axis]: American Funds 2045 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	37,438,484
Investment, Identifier [Axis]: American Funds 2050 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	77,758,156
Investment, Identifier [Axis]: American Funds 2055 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	23,083,104
Investment, Identifier [Axis]: American Funds 2060 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	17,863,314
Investment, Identifier [Axis]: American Funds 2065 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	8,353,421
Investment, Identifier [Axis]: American Funds American Balanced Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	20,647,015
Investment, Identifier [Axis]: American Funds Europacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	16,228,679
Investment, Identifier [Axis]: Carillon Eagle Mid Cap Growth Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	17,883,019
Investment, Identifier [Axis]: DFA Global Real Estate Securities Port
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,538,798
Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	117,764,034
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	17,827,551
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	12,416,539
Investment, Identifier [Axis]: Fidelity Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	7,037,832
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	7,606,970
Investment, Identifier [Axis]: Frost Total Return Bond Fund institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	13,709,263
Investment, Identifier [Axis]: Galliard Stable Return Fund Q
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	33,864,608	39,652,042
Investment, Identifier [Axis]: Hotchkis & Wiley High Yield I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,099,949
Investment, Identifier [Axis]: MFS Value Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	13,990,209
Investment, Identifier [Axis]: Oceaneering International Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 94,857,696
EBP, Investment, Number of Shares	3,947,022
Investment, Identifier [Axis]: T. Rowe Price Blue Chip Growth Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 80,738,333	71,175,261
Investment, Identifier [Axis]: T. Rowe Price New Horizon Trust (Class A)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	19,827,958	24,435,485
Investment, Identifier [Axis]: T. Rowe Price U.S. Mid-Cap Value Equity Trust (Class D)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	22,261,386	$ 24,848,235
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,581,321
Investment, Identifier [Axis]: Vanguard Total International Bond Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	709,574
Investment, Identifier [Axis]: Vanguard Treasury Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	19,383,860
Investment, Identifier [Axis]: Victory Sycamore Small Company Opportunity Fund Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 6,051,596